SHAREHOLDERS' DEFICIT (Details)		3 Months Ended	10 Months Ended
	Aug. 15, 2025 shares	Mar. 31, 2026 Vote $ / shares shares	Dec. 31, 2025 Vote $ / shares shares	Sep. 05, 2025 shares	Mar. 31, 2025 shares
SHAREHOLDERS' DEFICIT
Preferred shares, shares authorized		1,000,000	1,000,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred shares, shares issued		0	0
Preferred shares, shares outstanding		0	0
Class A ordinary shares
SHAREHOLDERS' DEFICIT
Common shares, authorized		200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Number of votes per share | Vote		1	1
Common shares, issued		0	0
Common shares, outstanding		0	0
Class A ordinary shares subject to possible redemption
SHAREHOLDERS' DEFICIT
Common shares redemption, issued		23,000,000	23,000,000		23,000,000
Common shares redemptions, outstanding		23,000,000	23,000,000
Class B ordinary shares
SHAREHOLDERS' DEFICIT
Common shares, authorized		20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Number of votes per share | Vote		1	1
Common shares, issued		7,666,667	7,666,667
Common shares, outstanding		7,666,667	7,666,667
Conversion ratio		1	1
Class B ordinary shares | Founder shares
SHAREHOLDERS' DEFICIT
Common shares, outstanding	7,666,667
Number of shares no longer subject to forfeiture				1,000,000
Conversion ratio	1.33
Class B ordinary shares | Founder shares | Sponsor
SHAREHOLDERS' DEFICIT
Common shares, outstanding	7,546,667
Number of shares subject to forfeiture		1,000,000	1,000,000
Founder shares as percentage of issued and outstanding shares, if forfeiture is made (in %)		25.00%	25.00%
Number of shares no longer subject to forfeiture				1,000,000